Summary Of Significant Accounting Policies (Details Narrative) - USD ($)	Dec. 31, 2016	Dec. 31, 2015
Accounting Policies [Abstract]
Money Market Funds	$ 14,841	$ 2,233,533
Bond Portfolio	111,000	84,000
Allowance for Mortgage Loans Receivable	1,311,983	1,204,833
Loans Exceeding 90 Days Past Due	3,449,000	3,724,000
Real Estate Held for Sale Carrying Value	340,872	697,422
Allowance Allocated to Impaired Loans	663,000	581,000
Loan Impairment	277,000
Total Loans On Nonaccrual Status	5,302,000	5,503,000
Loans In Default	$ 1,853,000	$ 1,779,000